ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 617-951-7000 F 617-951-7050 BOSTON NEW YORK PALO ALTO SAN FRANCISCO WASHINGTON, DC www.ropesgray.com

November 21, 2006	Jacob E. Comer
(617) 951-7913
jacob.comer@ropegray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Patricia Williams, Esq.

Re:            Pax World Funds Series Trust I (the “Registrant”)

Post-Effective Amendment No. 47 to Registration Statement on Form N-1A

File Nos. 811-02064, 002-38679

Dear Patricia:

Enclosed for filing on behalf of the Registrant is Post-Effective Amendment No. 47 to the registration statement of the Registrant on Form N-1A (the “Amendment”).  The Amendment is being filed for the purpose of adopting under the Securities Act of 1933 and the Investment Company Act of 1940 the registration statement on Form N-1A of Pax World Balanced Fund, Inc., a Delaware corporation, pursuant to the provisions of Rule 414 under the Securities Act of 1933.  In accordance with the provisions of paragraph (d) of Rule 414, the Amendment also revises and sets forth additional information arising in connection with the Registrant’s change of domicile and related reorganizations or otherwise necessary to keep the Amendment from being misleading in any material respect.  Upon the effectiveness of the Amendment, the Registrant hereby affirmatively adopts the registration statement (file nos. 002-38679 and 811-02064) of Pax World Balanced Fund, Inc.

No registration fee is being paid at the time of filing because Pax World Balanced Fund, Inc. has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of shares.

The Amendment is proposed to become effective 75 days after its filing pursuant to Rule 485(a)(2) under the Securities Act of 1933.

Please direct any comments or questions on the enclosed materials (or on the related registration statement on Form N-14 to be filed following the filing of the Amendment) to the undersigned at (617) 951-7913.

Sincerely,

/s/ Jacob E. Comer

Jacob E. Comer

Enclosure

cc:                       Joseph Keefe, Esq.

Brian McCabe, Esq.